GENERAL ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL ORGANIZATION AND BUSINESS
NOTE 1. GENERAL ORGANIZATION AND BUSINESS

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) is a biotechnology company focused on developing and commercializing adoptive cell therapy (ACT) using autologous tumor infiltrating lymphocytes (TIL) for the treatment of metastatic melanoma and other solid cancers. ACT utilizes T-cells harvested from a patient to treat cancer in that patient. TIL, a kind of anti-tumor T-cells that are naturally present in a patient’s tumors, are collected from individual patient tumor samples. The TIL are then activated and expanded ex vivo and then infused back into the patient to fight their tumor cells.

Basis of Presentation of Unaudited Condensed Financial Information

The unaudited condensed financial statements of the Company for the three months ended March 31, 2016 and 2015 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-K. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2015 was derived from the audited financial statements included in the Company's financial statements as of and for the year ended December 31, 2015 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 11, 2016. These financial statements should be read in conjunction with that report.

Liquidity

We are currently engaged in the development of therapeutics to fight cancer, we do not have any commercial products and have not yet generated any revenues from our biopharmaceutical business. We currently do not anticipate that we will generate any revenues during 2016 from the sale or licensing of any products. As shown in the accompanying condensed financial statements, we have incurred a net loss of $6.9 million for the three months ended March 31, 2016 and used $4.6 million of cash in our operating activities during the three months ended March 31, 2016. As of March 31, 2016, we had $99.2 million of cash, money market funds, and short-term investments on hand, stockholders’ equity of $98.9 million and had working capital of $97.5 million.

During 2016, we expect to further ramp up our clinical operations and research activities, which will increase the amount of cash we will use. Specifically, our budget for 2016 includes increased spending on Phase II clinical trials, research and development activities, higher payroll expenses as we increase our professional and scientific staff, as well as ongoing payments under our Cooperative Research and Development Agreement (CRADA) with the National Cancer Institute (NCI). We estimate that we will spend between $30- $35 million in cash during 2016. Based on the funds we had available on March 31, 2016, we believe that we have sufficient capital to fund our anticipated operating expenses for at least 12 months.

NOTE 1. GENERAL ORGANIZATION AND BUSINESS

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) is a biotechnology company focused on developing and commercializing adoptive cell therapy (ACT) using autologous tumor infiltrating lymphocytes (TIL) for the treatment of metastatic melanoma and other solid cancers. ACT utilizes T-cells harvested from a patient to treat cancer in that patient. TIL, a kind of anti-tumor T-cells that are naturally present in a patient’s tumors, are collected from individual patient tumor samples. The TIL are then activated and expanded ex vivo and then infused back into the patient to fight their tumor cells. The Company was originally incorporated under the laws of the state of Nevada on September 17, 2007. Until March 2010, we were an inactive company known as Freight Management Corp. On March 15, 2010, we changed our name to Genesis Biopharma, Inc., and in 2011 we commenced our current business. On September 26, 2013, we amended and restated our Articles of Incorporation to, among other things, change our name to Lion Biotechnologies, Inc., effect a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of our common stock, increase (after the reverse stock split) the number of our authorized number of shares of common stock to 150,000 shares, and authorize the issuance of 50,000,000 shares of “blank check” preferred stock, $0.001 par value per share. All references herein to the number of shares issued or outstanding, and all per share and other similar data, reflect a 1-for-100 reverse stock split effected on September 26, 2013.

Liquidity

We are currently engaged in the development of therapeutics to fight cancer, we do not have any commercial products and have not yet generated any revenues from our biopharmaceutical business. We currently do not anticipate that we will generate any revenues during 2016 from the sale or licensing of any products. As shown in the accompanying financial statements, we have incurred a net loss of $27.7 million for the year ended December 31, 2015 and used $18.4 million of cash in our operating activities during the year ended December 31, 2015. As of December 31, 2015, we had $103.7 million of cash and cash equivalents, money market funds, and short-term investments on hand, stockholders’ equity of $104.0 million and had working capital of $102.3 million.

During 2016, we expect to further ramp up our clinical operations which will increase the amount of cash we will use in our operations. Our budget for 2016 includes increased spending on Phase II clinical trials, research and development activities, higher payroll expenses as we increase our professional and scientific staff, as well as ongoing payments under our Cooperative Research and Development Agreement (CRADA) with the National Cancer Institute (NCI). Based on the funds we had available on December 31, 2015, we believe that we have sufficient capital to fund our anticipated operating expenses for at least 12 months.

In March 2015, the Company sold 9,200,000 shares of its common stock in an underwritten public offering at $8.00 per share for net proceeds of $68.3 million, after deducting expenses of the offering. In December 2014, the Company sold 6,000,000 shares of its common stock in an underwritten public offering at $5.75 per share for net proceeds of $32.2 million after deducting expenses of the offering. In November 2013, we completed a $23.3 million private placement of our securities to various institutional and individual accredited investors. Despite the amount of funds that we have raised, the estimated cost of completing the development of our TIL-based therapy, and of obtaining all required regulatory approvals to market those product candidates, may be substantially greater than the amount of funds we have available. Therefore, while we believe that our existing cash balances will be sufficient to fund our currently planned level of operations for at least 12 months, we will have to obtain additional funds in the future to complete our development plans. We intend to seek this additional funding through various financing sources, including possible sales of our securities, and in the longer term through strategic alliances with other pharmaceutical or biopharmaceutical companies.